Other financial instruments	12 Months Ended
Mar. 31, 2016
Other financial instruments

22. Other financial instruments:

Toyota has certain financial instruments, including financial assets and liabilities which arose in the normal course of business. These financial instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major developed countries. Financial instruments involve, to varying degrees, market risk as instruments are subject to price fluctuations, and elements of credit risk in the event a counterparty should default. In the unlikely event the counterparties fail to meet the contractual terms of a foreign currency or an interest rate instrument, Toyota’s risk is limited to the fair value of the instrument. Although Toyota may be exposed to losses in the event of non-performance by counterparties on financial instruments, it does not anticipate significant losses due to the nature of its counterparties. Counterparties to Toyota’s financial instruments represent, in general, international financial institutions. Additionally, Toyota does not have a significant exposure to any individual counterparty. Toyota believes that the overall credit risk related to its financial instruments is not significant.

The following table summarizes the estimated fair values of Toyota’s financial instruments, excluding marketable securities, other securities investments, investments and other assets in affiliated companies and derivative financial instruments. See note 27 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2015
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	2,284,557	1,936,070	348,487	—	2,284,557
Time deposits	149,321	—	149,321	—	149,321
Total finance receivables, net	14,437,459	—	—	14,656,825	14,656,825
Other receivables	420,708	—	—	420,708	420,708
Short-term borrowings	(5,048,188)	—	(5,044,376)	(3,812)	(5,048,188)
Long-term debt including the current portion	(13,910,240)	—	(12,589,871)	(1,568,144)	(14,158,015)

	Yen in millions
	March 31, 2016
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	2,939,428	2,023,744	915,684	—	2,939,428
Time deposits	1,032,034	—	1,032,034	—	1,032,034
Total finance receivables, net	13,525,997	—	—	13,597,910	13,597,910
Other receivables	451,406	—	—	451,406	451,406
Short-term borrowings	(4,698,134)	—	(4,698,134)	—	(4,698,134)
Long-term debt including the current portion	(13,573,517)	—	(11,882,343)	(1,900,953)	(13,783,296)

Cash and cash equivalents and time deposits -

In the normal course of business, substantially all cash and cash equivalents and time deposits are highly liquid and are carried at amounts which approximate fair value due to its short duration. Cash equivalents and time deposits include negotiable certificate of deposit measured at fair value on a recurring basis. Where money market funds produce a daily net asset value in an active market, this value is used to determine the fair value of the fund investment, and the investment is classified in Level 1. All other types of cash and cash equivalents and time deposits are classified in Level 2.

Finance receivables, net -

The fair values of finance receivables are estimated by discounting expected cash flows to present value using internal assumptions, including prepayment speeds, expected credit losses and collateral value. Certain impaired finance receivables are measured at fair value on a nonrecurring basis based on collateral values.

As unobservable inputs are utilized, finance receivables are classified in Level 3.

Other receivables -

Other receivables are short-term receivables. These receivables are carried at amounts which approximate fair value, and the difference between the carrying amount and the fair value is not material. These receivables are classified in Level 3.

Short-term borrowings and long-term debt -

The fair values of short-term borrowings and long-term debt including the current portion, except for secured loans provided by securitization transactions using special-purpose entities, are estimated based on the discounted amounts of future cash flows using Toyota’s current borrowing rates for similar liabilities. As these inputs are observable, these debts are classified in Level 2.

The fair values of the secured loans provided by securitization transactions are estimated based on current market rates and credit spreads for debt with similar maturities. Internal assumptions including prepayment speeds and expected credit losses are used to estimate the timing of cash flows to be paid on the underlying securitized assets. As these valuations utilize unobservable inputs, the secured loans are classified in Level 3. See note 11 to the consolidated financial statements for information regarding the secured loans.